UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pacific Alternative Asset Management Company, LLC
Address: 19540 Jamboree Road
         Suite 400
         Irvine, CA  92612

13F File Number:  028-12309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan Hallgren
Title:     Director
Phone:     (949) 261-4900

Signature, Place, and Date of Signing:

 /s/ Susan Hallgren     Irvine, CA     August 10, 2012

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

28-00139                      Ameriprise Financial, Inc
28-10328                      JANA PARTNERS LLC
28-11896                      TIG Advisors, LLC
28-12689                      RK Capital Management, LLC
28-12294                      Newbrook Capital Advisors LP
28-11211                      ADAR Investment Management LLC
28-11675                      Amber Capital LP
28-06728                      FSI Group, LLC
28-14060                      ACK Asset Management LLC
28-11856                      Centaurus Capital LP

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $31,868 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    28-11211                      ADAR Investment Management LLC
2    28-11856                      Centaurus Capital LP

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107     1595    24100 SH       DEFINED                     0    24100        0
BAIDU INC                      SPON ADR REP A   056752108     1833    15944 SH       DEFINED                     0    15944        0
CHENIERE ENERGY INC            COM NEW          16411R208     1915   129900 SH       DEFINED                     0   129900        0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109     3547   151064 SH       DEFINED                     0   151064        0
KINROSS GOLD CORP              COM NO PAR       496902404      547    67101 SH       DEFINED                     0    67101        0
POPULAR INC                    COM NEW          733174700     1654    99560 SH       DEFINED                     0    99560        0
PULTE GROUP INC                COM              745867101      756    70700 SH       DEFINED                     0    70700        0
ROWAN COMPANIES PLC            SHS CL A         G7665A101      424    13100 SH       DEFINED                     0    13100        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      843    12500 SH       DEFINED                     0    12500        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     1316    90014 SH       DEFINED                     0    90014        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     1921    14100 SH       DEFINED                     0    14100        0
TERNIUM SA                     SPON ADR         880890108     1463    74749 SH       DEFINED                     0    74749        0
TOLL BROTHERS INC              COM              889478103      764    25700 SH       DEFINED                     0    25700        0
TRANSOCEAN LTD                 REG SHS          H8817H100    10858   242737 SH       DEFINED 1                   0   242737        0
YAMANA GOLD INC                COM              98462Y100      564    36600 SH       DEFINED                     0    36600        0
ZHONGPIN INC                   COM              98952K107     1868   202826 SH       DEFINED 2                   0   202826        0